Quarterly Financial Data - Quarterly Financial Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 287.9	$ 343.9		$ 338.2	$ 332.7	$ 279.2		$ 335.8	$ 331.5	$ 331.4	$ 285.9	$ 1,294.0		$ 1,284.6		$ 1,277.1
Adjusted OIBDA	75.6	110.2		116.1	113.1	75.4		96.8	117.1	113.6	80.9	414.8		408.4		414.3
Restructuring Charges								(0.1)	(1.9)	(0.5)	0	0		(2.5)		(3.0)
Net gain (loss) on dispositions	0.9	17.5	[1]	0.1	(0.1)	9.8	[2]	(0.4)	(0.3)	(0.7)	(0.8)	27.3		(2.2)		(2.0)
Depreciation	(26.1)	(26.2)		(26.4)	(25.9)	(26.0)		(25.9)	(26.7)	(26.8)	(26.5)	(104.5)		(105.9)		(109.0)
Amortization	(21.9)	(23.1)		(22.6)	(22.7)	(22.9)		(23.0)	(23.0)	(22.8)	(22.1)	(91.3)		(90.9)		(102.9)
Stock-based compensation	(1.8)	(1.7)		(2.6)	(1.6)	(1.6)		(1.4)	(1.5)	(1.5)	(1.3)	(7.5)	[3]	(5.7)	[3]	(5.0)	[3]
Operating Income (Loss)	26.7	76.7		64.6	62.8	34.7		46.0	63.7	61.3	30.2	238.8		201.2		192.4
Net income	8.4	50.0		37.2	36.4	19.9		18.8	38.7	37.2	18.7	143.5		113.4		107.1
Percentage of Company's ownership in group of assets sold		50.00%
Percentage of Company's ownership in group of assets contributed to a joint venture		50.00%
United States
Condensed Financial Statements, Captions [Line Items]
Revenues	255.0	302.5		296.5	285.9	245.2		287.4	284.9	281.7	244.6	1,130.1	[4]	1,098.6	[4]	1,051.5	[4]
Adjusted OIBDA	80.3	106.2		113.7	106.4	80.1		98.7	108.1	101.9	76.7	406.4		385.4		364.7
Net gain (loss) on dispositions	0.8					9.9
Operating Income (Loss)	40.0	81.7		72.0	65.2	48.2		57.5	64.5	59.3	35.1	267.1		216.4		192.2
International
Condensed Financial Statements, Captions [Line Items]
Revenues	32.9	41.4		41.7	46.8	34.0		48.4	46.6	49.7	41.3	163.9		186.0		225.6
Adjusted OIBDA	1.1	9.1		7.8	11.6	0.6		0.3	11.0	13.3	5.9	29.1		30.5		57.2
Net gain (loss) on dispositions	0.1					(0.1)
Operating Income (Loss)	(5.7)	1.8		0.6	4.1	(6.6)		(7.9)	2.7	5.1	(1.9)	(0.1)		(2.0)		12.8
Corporate
Condensed Financial Statements, Captions [Line Items]
Adjusted OIBDA	(5.8)	(5.1)		(5.4)	(4.9)	(5.3)		(2.2)	(2.0)	(1.6)	(1.7)	(20.7)		(7.5)		(7.6)
Operating Income (Loss)	$ (7.6)	$ (6.8)		$ (8.0)	$ (6.5)	$ (6.9)		$ (3.6)	$ (3.5)	$ (3.1)	$ (3.0)	$ (28.2)		$ (13.2)		$ (12.6)

[1]	During the fourth quarter of 2013, the Company sold 50% of its transit shelter operations in Los Angeles, and the Company and the buyer each subsequently contributed their respective 50% interests in these operations to a 50/50 joint venture they own together. This transaction resulted in a gain of $17.5 million.
[2]	During the first quarter of 2013, the Company exchanged most of its billboards in Salt Lake City for billboards in New Jersey resulting in a gain of $9.8 million.
[3]	Stock-based compensation is classified as a Corporate expense.
[4]	Revenues classifications are based on customers’ locations.